MINIMUM CAPITAL REQUIREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
MINIMUM CAPITAL REQUIREMENTS
Schedule of minimum capital requirement in accordance with the rules of Agrentine Cental Bank

	Year ended December 31,(2)
	2019		2018		2017
	(in thousands of Pesos except percentages and ratios)
Calculation of excess capital:
Allocated to assets at risk	7,164,842		6,090,341		4,710,391
Allocated to Bank premises and equipment, intangible assets and equity investment assets	826,133		370,233		191,549
Market risk	251,739		301,724		121,155
Interest rate risk	—		—		—
Public sector and securities in investment account	11,472		96,882		131,109
Operational risk	2,349,952		1,486,516		1,016,501
Required minimum capital under Central Bank rules	10,604,138		8,345,696		6,170,705
Basic net worth	16,991,091		11,847,865		9,903,099
Complementary net worth	1,033,734		1,163,939		913,256
Deductions	(2,999,716)		(867,798)		(386,192)
Total capital under Central Bank rules	15,025,109		12,144,006		10,430,163
Excess capital	4,420,971		3,798,310		4,259,458
Selected capital and liquidity ratios:
Regulatory capital/risk weighted assets(1)	11.6%		11.90%		13.9%
Average shareholders’ equity as a percentage of average total assets	10.4%		9.9%		10.5%
Total liabilities as a multiple of total shareholders’ equity	7.1	X	9.4	X	8.2	X
Cash as a percentage of total deposits	28.2%		35.1%		18.2%
Tier 1 Capital / Risk weighted assets	10.8%		10.8%		12.6%

(1)

Risk Weighted Assets includes operational risk weighted assets, market risk weighted assets, and credit risk weighted assets. Operational risk weighted assets and market risk weighted assets are calculated by multiplying their respective required minimum capital under Central Bank rules by 12.5. Credit Risk Weighted Assets is calculated by applying the respective credit risk weights to our assets, following Central Bank rules.

(2)	Nominal values without inflation adjustment.